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Amplify Global Cloud Technology ETF
AMPLIFY GLOBAL CLOUD TECHNOLOGY ETF
INVESTMENT OBJECTIVE

The Amplify Global Cloud Technology ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the Dan Ives Global Cloud Technology Prime Index NTR (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Global Cloud Technology ETF Amplify Global Cloud Technology ETF [1]
Management Fees	0.68%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.68%
[1]	The Annual Fund Operating Expenses have been restated to reflect the expenses the Adviser expects to incur for the 2024 fiscal year end. The Predecessor Fund incurred acquired fund fees and expenses of 0.03% for the fiscal year ended September 30, 2023.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Global Cloud Technology ETF | Amplify Global Cloud Technology ETF | USD ($)	73	227	395	883

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2023, the portfolio turnover rate of the Predecessor Fund (as defined below) was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

Dan Ives Global Cloud Technology Prime Index

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the Index and in ADRs and GDRs based on the component securities in the Index. The Fund may also invest in other investment companies that principally invest in the types of instruments allowed by the investment strategies of the Fund. The Index tracks the performance of the exchange-listed equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of companies across the globe that are: i) engaged in providing infrastructure, equipment, connectivity, data back-up and storage services, and data center management for organization-based (“enterprise”) software applications, or ii) engaged in providing platforms that enable businesses to move data, networking, analysis, analytics and software applications over the Internet (the “cloud”), including cloud-enabling Software as a Service (SaaS) technologies. SaaS allows users to connect to and use cloud-based apps over the Internet (e.g., email and calendaring). These companies are known collectively as “Cloud Technology Companies”). Companies that are simply engaged in distributing software or services via the cloud, rather than enabling other companies to become cloud-based, are not included.

Cloud Technology Companies are identified by Prime Indexes (the “Index Provider”). The Index Provider utilizes issuer financial statements and other public filings and reports, as well as third-party industry research, reports, and analyses, to identify Cloud Technology Companies around the world that meet the Index’s criteria for inclusion which requires that the company derives more than 50% of its revenue from Cloud Technology Companies. Cloud Technology Companies are then screened for investability. Each company must i) be an equity security of an operating company or an ADR or GDR of an operating company; ii) have a minimum market capitalization of $200 million and a maximum market capitalization of $10 billion; iii) have an initial liquidity requirement with an average daily trading volume of $1,000,000 or greater and maintenance liquidity requirement requires an average daily trading volume of $750,000 or greater and iv) be on an exchange in a country that does not employ restrictions on foreign capital investment.

The Index has a maintenance capitalization requirement that each component that was previously added to the index must have a U.S.D market capitalization between $150 million and $15 billion. In addition, the Index has a maintenance liquidity requirement that each component that was previously added to the index must have an average daily trading volume greater than $750,000.

The Index has a quarterly review in March, June, September, and December of each year at which times the Index is reconstituted and rebalanced by the Index Provider. The composition of the Index and the constituent weights are determined on the two Thursdays before the second Friday of each March, June, September, and December (or the next business day if this is a non-business day) (the “Selection Day”). Component changes are made after the market close on the third Friday of March, June, September, and December (or the next business day if the third Friday is not a business day) and become effective at the market opening on the next trading day. At the time of reconstitution, the companies in the Index are weighted using a proprietary weighting methodology that weights the securities based on market capitalization and average daily value traded.

At the time of each reconstitution, the value of Index components with headquarters in any single country (including the United States) will not comprise more than 50% of the value of the Index. If any country weight is greater than 50%, then the Index Provider will perform the following weighting redistribution process: (i) redistribute the weights of the components from a single country with a country weight greater than 50% proportionately to the remaining components, such that the new country weight is 50% and (ii) iterate through such redistribution process until no country weight exceeds 50%. The Index is composed of securities of issuers with headquarters in at least three countries (including the United States).

The Index is developed and owned by Prime Indexes. The Index is calculated and maintained by Solactive AG. The Index Provider is independent of Solactive AG, the Fund, Amplify Investments LLC (the “Adviser”) and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”).

As of December 31, 2023, the Index had 62 constituents. Additionally, as of the date of this prospectus, the Index had significant exposure to companies operating in China, Hong Kong and Japan.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries. As of the date of this prospectus, the Index is concentrated in the software and IT services industries.

Diversification Status. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The Fund was reorganized on or about January 29, 2024 from the Wedbush ETFMG Global Cloud Technology ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on March 8, 2016.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Calendar Year Total Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 46.10% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -25.65% (quarter ended March 31, 2020).

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Amplify Global Cloud Technology ETF	Label	1 Year		5 Years		Since Inception		Inception Date
Amplify Global Cloud Technology ETF	Return Before Taxes	38.50%		7.27%		7.13%		Mar. 08, 2016
Amplify Global Cloud Technology ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	38.50%		7.18%		6.99%		Mar. 08, 2016
Amplify Global Cloud Technology ETF | Return Before Taxes	Return After Taxes on Distributions and Sale of Fund Shares	22.79%		5.70%		5.67%		Mar. 08, 2016
Reality Shares Drone™ Index/Dan Ives Global Cloud Technology Prime Index1 (reflects no deduction for fees, expenses or taxes)	Reality Shares Drone™ Index/Dan Ives Global Cloud Technology Prime Index1 (reflects no deduction for fees, expenses or taxes)	38.77%	[1]	7.54%	[1]	7.15%	[1]	Mar. 08, 2016	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%		15.69%		13.97%		Mar. 08, 2016
[1]	Prior to April 7, 2020, the Predecessor Fund sought to replicate an index called the “Reality Shares DroneTM Index.” The table reflects performance of the Reality Shares DroneTM Index through April 6, 2020 and the Dan Ives Global Cloud Technology Prime Index thereafter.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.